Acquisitions of Subsidiaries (Details 2) (USD $)				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Samas item	Jul. 31, 2013 Samas Favorable lease term	Jul. 31, 2013 Samas Customer relationship	Jul. 31, 2013 Samas Outstanding contracts
Purchase price was allocated as follows:
Number of owned leased commercial buildings				4
Allocated Value
Cash				$ 1,061,330
Total tangible assets acquired				5,192,503
Liabilities assumed				(3,085,972)
Intangible assets acquired:					1,379,556	184,987	261,863
Goodwill	51,600,039	49,400,739	49,328,352	1,462,335
Deferred tax liabilities				(456,602)
Total consideration				$ 6,000,000
Amortization Period					17 years 3 months 18 days	17 years 3 months 18 days	6 years 4 months 24 days